Capital adequacy	12 Months Ended
Dec. 31, 2020
Capital adequacy
Capital adequacy

Note 25. Capital adequacy

Capital Adequacy Analysis

	December 31, 2020	December 31, 2019
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	21.8	20.6
Tier 1 capital ratio	21.8	20.6
Total capital ratio	21.8	20.6
1

Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffer.

	December 31, 2020		December 31, 2019
Buffers requirement	Skr mn	percent[1]	Skr mn	percent[1]
Institution specific Common-Equity Tier 1 capital requirement incl. of buffers	6,271	7.0	7,890	8.9
of which minimum Common Equity Tier 1 requirements[2]	4,014	4.5	3,990	4.5
of which Capital conservation buffer	2,230	2.5	2,216	2.5
of which Countercyclical buffer	27	0.0	1,684	1.9
of which Systemic risk buffer	—	—	—	—
Common Equity Tier 1 capital available as a buffer[3]	12,310	13.8	11,171	12.6
1	Expressed as a percentage of total risk exposure amount.
2

The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

3

Common Equity Tier 1 capital ratio as reported less the minimum requirement of 4.5 percent and less 3.5 percent, consisting of Common Equity Tier 1 capital used to meet the Tier 1 and Tier 2 requirements, since SEK do not have any Additional Tier 1 or Tier 2 capital.

	December 31, 2020		December 31, 2019
Total capital requirement including buffers	Skr mn	percent[1]	Skr mn	percent[1]
Total CRR capital requirement[2]	9,393	10.5	10,993	12.4
Total FSA capital requirement[3]	13,773	14.7	15,606	16.4
1	Expressed as a percentage of total risk exposure amount.
2	The requirement includes the minimum requirement of 8 percent, the capital conservation buffer and the countercyclical buffer. Expressed as a percentage of total risk exposure amount.
3

The requirement includes the minimum requirement of 8 percent, the capital conservation buffer and the countercyclical buffer and an additional capital requirement according to the Swedish FSA. See the additional capital requirement in the table below. Figures are calculated with one quarter lag.

	December 31, 2020		December 31, 2019
Additional Capital requirement -according to Swedish FSA[2]	Skr mn	percent[1]	Skr mn	percent[1]
Credit-related concentration risk	2,089	2.2	2,089	2.2
Interest rate risk in the banking book	844	0.9	844	0.9
Pension risk	11	0.0	11	0.0
Other Pillar 2 capital requirements	936	1.0	936	1.0
Capital planning buffer	—	—	—	—
Total Additional Capital requirement according to Swedish FSA	3,880	4.1	3,880	4.1
1	Expressed as a percentage of total risk exposure amount.
2	Figures are calculated with one quarter lag.

Own funds — adjusting items

	Parent Company
	December 31,	December 31,
Skr mn	2020	2019
Share capital[1]	3,990	3,990
Retained earnings	14,856	12,829
Accumulated other comprehensive income and other reserves[2]	292	245
Independently reviewed profit net of any foreseeable charge or dividend	694	1,766
Common Equity Tier 1 (CET1) capital before regulatory adjustments	19,832	18,830
Additional value adjustments due to prudent valuation	-306	-445
Intangible assets	-98	-56
Gains or losses on liabilities valued at fair value resulting from changes in own credit -standing	77	93
Negative amounts resulting from the calculation of expected loss amounts	-55	-115
Total regulatory adjustments to Common Equity Tier 1 capital	-382	-523
Total Common Equity Tier 1 capital	19,450	18,307
Additional Tier 1 capital	—	—
Total Tier 1 capital	19,450	18,307
Tier 2-eligible subordinated debt	—	—
Credit risk adjustments[2]	—	—
Total Tier 2 capital	—	—
Total Own funds	19,450	18,307
1	For a detailed description of the instruments constituting share capital, see note 22.
2

The expected loss amount calculated under the IRB approach is a gross deduction from own funds. The gross deduction is decreased by impairment related to exposures for which expected loss is calculated. Excess amounts of such impairment will increase own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount under the IRB approach related to exposures to central governments, corporates and financial institutions. As of December 31, 2020, the limitation rule had no effect (year end 2019: no effect).

Minimum capital requirements exclusive of buffers

	Parent Company
	December 31, 2020			December 31, 2019
		Risk	Min.		Risk	Min.
		exposure	capital		exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk, standardized approach
Corporates	2,245	2,245	180	2,367	2,367	189
Total credit risk, standardized approach	2,245	2,245	180	2,367	2,367	189
Credit risk, IRB approach
Central governments	192,077	9,684	775	172,148	8,816	705
Financial institutions[2]	30,661	6,764	541	45,437	10,802	864
Corporates[3]	117,415	63,766	5,101	110,592	60,068	4,806
Non-credit-obligation assets	163	163	13	152	152	12
Total credit risk IRB approach	340,316	80,377	6,430	328,329	79,838	6,387
Credit valuation adjustment risk	n.a.	2,284	183	n.a.	2,534	203
Foreign exchange risk	n.a.	664	52	n.a.	695	56
Commodity risk	n.a.	7	1	n.a.	9	1
Operational risk	n.a.	3,625	290	n.a.	3,214	257
Total	342,561	89,202	7,136	330,696	88,657	7,093
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2

Of which counterparty risk in derivative contracts: EAD Skr 5,535million (year-end 2019: Skr 5,613 million), Risk exposure amount of Skr 1,908 million (year-end 2019: Skr 1,980 million) and Capital requirement of Skr 153 million (year-end 2019: Skr 158 million).

3

Of which related to Specialized lending: EAD Skr 3,847 million (year-end 2019: Skr 3,646 million), Risk exposure amount of Skr 2,739 million (year-end 2019: Skr 2,352 million) and Capital requirement of Skr 219 million (year-end 2019: Skr 188 million).

Credit risk by PD grade

The tables illustrate the exposure at default (EAD), the portion of the exposure that will be lost in the event of a default (LGD) and the probability of default or cancellation of payments by a counterparty (PD) for the exposure classes where PD is estimated internally. Average PD  is calculated without consideration of PD floors. Average PD and LGD are weighted by EAD,the average risk weight is the quotient of risk exposure amount and EAD.

	December 31, 2020					December 31, 2019
	AAA	A+					A+	BBB+
	to AA-	to A–	BBB+	BB+ to B–	CCC to D	AAA to AA-	to A–	to BBB–	BB+ to B–	CCC to D
	0.003%–	0.02–	to BBB–	0.54–	27.27–	0.003%–	0.02–	0.12–	0.54–	27.27–
Skr mn	0.01%	0.07%	0.12–0.32%	6.80%	100%	0.01%	0.07%	0.32%	6.80%	100%
Central governments
EAD	186,722	5,287	—	68	—	166,286	5,862	—	—	—
Average PD in %	0.004	0.05	—	4.14	—	0.004	0.05	—	—	—
Average LGD in %	45.0	45.0	—	45.0	—	45.0	45.0	—	—	—
Average risk weight in %	4.6	20.0	—	149.5	—	4.6	19.8	—	—	—

	December 31, 2020					December 31, 2019
		A+					A+
	AAA	to A–	BBB+	BB+ to B–	CCC to D	AAA	to A–	BBB+	BB+ to B–	CCC to D
	to AA- 0.01%-	0.06–	to BBB–	0.50–	28.91–	to AA-	0.06–	to BBB–	0.50–	28.91–
Skr mn	0.04%	0.11%	0.16–0.32%	8.27%	100%	0.01%–0.04%	0.11%	0.16–0.32%	8.27%	100%
Financial institutions
EAD	12,742	15,896	1,984	38	—	16,403	27,651	1,382	1	—
Average PD in %	0.04	0.07	0.18	0.76	—	0.04	0.08	0.22	0.54	—
Average LGD in %	36.7	35.7	45.0	45.0	—	35.3	37.1	45.0	45.0	—
Average risk weight in %	17.3	22.1	50.3	131.5	—	17.1	25.7	64.6	99.9	—
Corporates
EAD	2,302	17,929	69,263	24,063	12	5,995	19,438	58,945	22,548	20
Average PD in %	0.03	0.09	0.23	1.02	28.9	0.04	0.10	0.25	0.83	28.6
Average LGD in %	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	19.4	30.6	49.4	86.6	263.7	19.7	33.1	51.7	86.8	263.7

Credit risks

For risk classification and quantification of credit risk, SEK uses an internal ratings-based (IRB) approach. The Swedish FSA has approved SEK’s IRB approach. Specifically, SEK applies the foundation IRB approach. Under the foundation IRB approach, the company determines the PD within one year for each of its counterparties, while the remaining parameters are established in accordance with the CRR. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach and, instead, the standardized approach is applied for calculating the capital requirement. For further information regarding these exposures see the Risk measurement section in note 26. Counterparty risk exposure amounts in derivative contracts are calculated in accordance with the mark-to-market approach.

Credit valuation adjustment risk

A capital requirement for credit valuation adjustment risk is calculated for all OTC derivatives, except for credit derivatives used as credit-risk hedges and transactions with a qualifying central counterparty. SEK calculates this capital requirement using the standardized approach.

Foreign exchange risk

Foreign exchange risk is calculated with the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodity risk

Own funds requirements for commodity risk are calculated using the simplified approach under the standardized approach, and where the scenario approach is used for calculating the gamma and volatility risks.

Operational risk

The capital requirement for operational risk is calculated with the standardized approach, whereby the company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor, depending on the business area, by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three fiscal years for each business area.

Transitional rules

SEK does not apply IFRS9 transitional rules for expected losses. The capital adequacy ratios already reflect the full impact of IFRS 9 with regard to expected loss.

Capital buffer requirements

SEK is to meet capital buffer requirements with Common Equity Tier 1 capital. SEK has not been classified as a systemically important institution. Accordingly, the capital buffer requirements for systemically important institutions that entered into force on January 1, 2016 do not apply to SEK. There is no systemic risk buffer applicable for SEK that is active at the moment. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden was lowered from 2.5 percent to 0  percent as of March 16, 2020. The reduction was made for preventive purposes, in order to counteract credit tightening due to the recent development and spread of COVID-19 and its effects on the economy. At December 31, 2020, the capital requirement related to credit-risk exposures in Sweden was 70 percent (year-end 2019: 70 percent) of the total capital requirement regardless of location, this fraction is also the weight applied to the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. The countercyclical capital buffer as of December 31, 2020 for Sweden has been dissolved due to the reduction of the countercyclical buffer value to 0 percent. Buffer rates activated in other countries may impact SEK, but as most capital requirements from relevant credit exposures are related to Sweden, the potential effect is limited. At December 31, 2020, the contribution to SEK’s countercyclical capital buffer from buffer rates in other countries was 0.03 percentage points (year-end 2019: 0.1 percentage points).

Leverage ratio

	December 31,	December 31,
Skr mn	2020	2019
Exposure measure for the leverage ratio
On-balance-sheet -exposures	297,605	288,146
Off-balance-sheet -exposures	37,162	35,856
Total exposure measure	334,767	324,002
Leverage ratio	5.8%	5.7%

The leverage ratio is a metric introduced in 2015. Currently, SEK is not subject to a minimum leverage ratio requirement. However, a leverage ratio requirement of 3% will enter into force on June 27, 2021. The leverage ratio is defined in the CRR as the quotient of the Tier 1 capital and an exposure measure. The exposure measure consists of assets, with special treatment of derivatives among other items, and off-balance-sheet credit-risk exposures that have been weighted with a factor depending on the type of exposure. SEK does not apply IFRS 9 transitional rules for expected losses. The leverage ratio already reflects the full impact of IFRS 9 with regard to expected loss.

Internally assessed capital adequacy

	December 31,	December 31,
Skr mn	2020	2019
Credit risk	6,121	7,337
Operational risk	203	183
Market risk	1,140	1,109
Other risks	183	203
Capital planning buffer	2,831	992
Total	10,478	9,824

SEK regularly conducts an internal capital adequacy assessment process (ICAAP), during which the company determines how much capital is needed to cover its risks. The result of SEK’s capital adequacy assessment is presented above. For more information regarding the ICAAP and its methods, please see the Risk and capital management section.